Schedule of Inventories (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Inventories Schedule Of Inventories 1	$ 2,973,152
Inventories Schedule Of Inventories 2	3,584,355
Inventories Schedule Of Inventories 3	390,128
Inventories Schedule Of Inventories 4	240,693
Inventories Schedule Of Inventories 5	4,514,190
Inventories Schedule Of Inventories 6	4,292,975
Inventories Schedule Of Inventories 7	7,778,253
Inventories Schedule Of Inventories 8	8,679,650
Inventories Schedule Of Inventories 9	15,655,723
Inventories Schedule Of Inventories 10	$ 16,797,673